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Wilmington New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2022 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 97.4%

NEW YORK – 97.4%

AIRPORT – 2.2%

Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, Port, Airport & Marina Improvements, (205th Series), 5.00%, 11/15/32	$ 1,000,000	$1,128,177

DEDICATED TAX – 14.9%

Hudson Yards Infrastructure Corp., NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 02/15/33	1,175,000	1,303,876

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series A-1), 5.00%, 05/01/34	1,300,000	1,419,736

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series C-1), 5.00%, 11/01/25	500,000	551,196

New York State Dormitory Authority, NY, Revenue Bonds, Public Improvements, (Series A), 5.00%, 03/15/32	2,000,000	2,203,985

New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), 4.00%, 03/15/37	1,000,000	1,037,269

New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, (Series D), 5.00%, 02/15/27	945,000	1,056,696

TOTAL DEDICATED TAX		$7,572,758

DEVELOPMENT – 2.5%

New York Liberty Development Corp., NY, Refunding Revenue Bonds, (Goldman Sachs Headquarters), 5.25%, 10/01/35	1,095,000	1,280,195

EDUCATION – 4.8%

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Brooklyn Law School), (Series A), 5.00%, 07/01/33	1,200,000	1,299,784

New York State Dormitory Authority, NY, Refunding Revenue Bonds, School Districts Financing Program, School Improvements, (Series A), (AGM), 5.00%, 10/01/29	1,000,000	1,155,830

TOTAL EDUCATION		$2,455,614

FACILITIES – 0.1%

United Nations Development Corp., NY, Revenue Bonds, Public Improvements, Prerefunded/ETM, 5.90%, 05/01/23	40,000	41,316

GENERAL – 3.3%

New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (Lincoln Center For Performing Arts), (Series A), 4.00%, 12/01/34	1,600,000	1,683,145

Description	Par Value	Value

GENERAL OBLIGATIONS – 11.1%

Nassau County, NY, GO, Public Improvements, AD Valorem Property Tax, (Series B), (BAM-TCRS), 5.00%, 04/01/32	$ 415,000	$461,164

Nassau County, NY, GO, General Improvements, AD Valorem Property Tax, (Series C), (BAM-TCRS), 5.00%, 10/01/31	545,000	612,614

Nassau County, NY, GO, Public Improvements, AD Valorem Property Tax, (Series C), (BAM-TCRS), 5.00%, 04/01/26	1,000,000	1,110,008

New York City, NY, GO Unlimited, Current Refunding, (Series A-1), 5.00%, 08/01/31	1,000,000	1,182,744

Yonkers, NY, GO, Refunding Notes, AD Valorem Property Tax, (Series A), (BAM)

5.00%, 05/01/26	1,000,000	1,102,678

5.00%, 05/01/30	1,000,000	1,165,717

TOTAL GENERAL OBLIGATIONS		$5,634,925

HIGHER EDUCATION – 18.3%

Albany Capital Resource Corp., NY, Refunding Revenue Bonds, (Albany Law School of Union University Project), (Series A)

4.00%, 07/01/25	865,000	894,319

4.00%, 07/01/26	800,000	831,305

5.00%, 07/01/29	1,195,000	1,295,814

Dutchess County Local Development Corp., NY, Current Refunding Revenue Bonds, (The Culinary Institute of America), 5.00%, 07/01/32	1,040,000	1,122,891

Hempstead Town Local Development Corp., NY, Revenue Bonds, University & College Improvements, (Hofstra University Project), (Series A), 5.00%, 07/01/33	725,000	826,774

New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (The Juilliard School), (Series A), 5.00%, 01/01/33	1,025,000	1,189,010

New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), (NATL), 5.75%, 07/01/27	2,050,000	2,267,017

New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, (St. John’s University), (Series A) , 5.00%, 07/01/30	800,000	880,991

TOTAL HIGHER EDUCATION		$9,308,121

HOUSING – 15.3%

Amherst Development Corp., NY, Advance Refunding Revenue Bonds, (UBF Facility Student Housing Corp.), (AGM), (Series A), 5.00%, 10/01/31	1,000,000	1,124,062

New York City, NY, Housing Development Corp., Revenue Bonds, (Series C-1A), 3.50%, 11/01/33	1,890,000	1,881,444

New York City, NY, Housing Development Corp., Revenue Bonds, (Sustainable Neighborhood Bonds), (Series B-1A)

July 31, 2022 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value

2.45%, 05/01/31	$500,000	$472,377

3.10%, 11/01/34	890,000	854,781

New York State Mortgage Agency, NY, Current Refunding Revenue Bonds, (221th Series), 3.50%, 10/01/32	1,620,000	1,636,865

New York State Mortgage Agency, NY, Single Family Revenue Bonds, (223th Series), 3.50%, 04/01/49	900,000	911,014

New York State Mortgage Agency, NY, Single Family Revenue Bonds, (226th Series), 3.50%, 10/01/50	890,000	899,435

TOTAL HOUSING		$7,779,978

LEASE – 3.1%

Syracuse, NY, IDA, Revenue Bonds, Syracuse City School District Project, School Improvements, (Series B), (State Aid Withholding), 5.00%, 05/01/32	1,435,000	1,588,899

MEDICAL – 8.6%

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Montefiore Obligated Group), (Series A), 5.00%, 09/01/29	1,000,000	1,071,397

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (North Shore-Long Island Jewish Obligated Group), (Series A), 5.00%, 05/01/24	1,160,000	1,220,062

New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, (NYU Hospitals Center), 5.00%, 07/01/27	2,000,000	2,107,676

TOTAL MEDICAL		$4,399,135

POWER – 5.5%

Long Island Power Authority, NY, Electric, Light and Power Improvements, Revenue Bonds, (Series A)

5.00%, 09/01/33	700,000	818,966

5.00%, 09/01/34	750,000	871,301

Long Island Power Authority, NY, Electric, Light and Power Improvements, Revenue Bonds, (Series B), 5.00%, 09/01/25	1,000,000	1,094,462

TOTAL POWER		$2,784,729

TRANSPORTATION – 4.2%

Metropolitan Transportation Authority, NY, Revenue Green Bonds, (Series C-1), 5.00%, 11/15/24	1,000,000	1,058,376

Description	Par Value	Value

New York State Thruway Authority, NY, Refunding Revenue Bonds, Highway Revenue Tolls, (Series K)

5.00%, 01/01/29	$105,000	$112,534

5.00%, 01/01/30	700,000	749,367

Triborough Bridge & Tunnel Authority, NY, Current Refunding Revenue Bonds, Highway Revenue Tools, (Series B), 5.00%, 11/15/29	200,000	201,866

TOTAL TRANSPORTATION		$2,122,143

WATER – 3.5%

Buffalo Sewer Authority, NY, Sewer Improvements, Revenue Green Bonds, (BAM)

5.00%, 06/15/30	150,000	174,013

5.00%, 06/15/31	165,000	190,717

5.00%, 06/15/32	150,000	172,886

5.00%, 06/15/33	150,000	172,152

4.00%, 06/15/34	155,000	163,651

New York City Municipal Water Finance Authority, NY, Current Refunding Revenue Bonds, 2nd General Resolution, (Series EE), 5.00%, 06/15/31	750,000	909,064

TOTAL WATER		$1,782,483

TOTAL NEW YORK		$49,561,618

TOTAL MUNICIPAL BONDS (Cost $51,332,444)		$49,561,618

	Number of Shares

MONEY MARKET FUND – 1.8%

Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%^	921,566	921,566

TOTAL MONEY MARKET FUND (Cost $921,566)		$921,566

TOTAL INVESTMENTS – 99.2% (Cost $52,254,010)		$50,483,184

OTHER ASSETS LESS LIABILITIES – 0.8%		389,931

TOTAL NET ASSETS – 100.0%		$50,873,115

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

July 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington New York Municipal Bond Fund (concluded)

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds	$—	$49,561,618	$—	$49,561,618

Money Market Fund	921,566	—	—	921,566

Total	$921,566	$49,561,618	$—	$50,483,184

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

AGM	Assured Guaranty Municipal

BAM	Build America Mutual Assurance Company

ETM	Escrowed to Maturity

GO	General Obligation

IDA	Industrial Development Authority/Agency

NATL	National Public Finance Guarantee Corporation

TCRS	Tax Credit Reporting Service

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

July 31, 2022 (unaudited)